OPERATING EXPENSES - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Total compensation to employees and directors	$ 29,894	$ 22,442	$ 13,325
Office and administrative expenses	15,573	12,105	10,544
Audit, legal and consultancy	8,061	12,827	2,555
Administrative expenses	$ 53,528	$ 47,374	$ 26,424